EMISSIONS SCHEMES AND RELATED ENVIRONMENTAL PLANS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Emissions And Related Environmental Schemes [Line Items]
Cost of Environmental Schemes and Related Environmental Plans	$ 3,395	$ 1,651
Current	(9,617)	(6,941)
Non-current	(1,675)	(1,843)
Emissions Instruments
Disclosure Of Emissions And Related Environmental Schemes [Line Items]
Intangible assets other than goodwill at beginning of period	1,013
Additions	3,147
Settlements	(1,224)
Other movements	(189)
Intangible assets other than goodwill	2,747	1,013
Current	(3,805)	(1,993)
Non-current	(211)	(60)
Total obligations	(4,016)	(2,053)
Additions	(4,024)
Additions covered by government grants	456
Settlements	1,396
Other movements	209
Total increase (decrease)	(1,963)
ETS and related schemes
Disclosure Of Emissions And Related Environmental Schemes [Line Items]
Cost of Environmental Schemes and Related Environmental Plans	331	150
Intangible assets other than goodwill at beginning of period	157
Additions	292
Settlements	(115)
Other movements	(50)
Intangible assets other than goodwill	284	157
Current	(270)	(154)
Non-current	0	0
Total obligations	(270)	(154)
Additions	(781)
Additions covered by government grants	456
Settlements	150
Other movements	59
Total increase (decrease)	(116)
Biofuels
Disclosure Of Emissions And Related Environmental Schemes [Line Items]
Cost of Environmental Schemes and Related Environmental Plans	2,609	1,137
Intangible assets other than goodwill at beginning of period	780
Additions	2,450
Settlements	(754)
Other movements	(114)
Intangible assets other than goodwill	2,362	780
Current	(3,262)	(1,549)
Non-current	(182)	(54)
Total obligations	(3,444)	(1,603)
Additions	(2,756)
Settlements	755
Other movements	160
Total increase (decrease)	(1,841)
Renewable power
Disclosure Of Emissions And Related Environmental Schemes [Line Items]
Cost of Environmental Schemes and Related Environmental Plans	455	364
Intangible assets other than goodwill at beginning of period	76
Additions	405
Settlements	(355)
Other movements	(25)
Intangible assets other than goodwill	101	76
Current	(273)	(290)
Non-current	(29)	(6)
Total obligations	(302)	$ (296)
Additions	(487)
Settlements	491
Other movements	(10)
Total increase (decrease)	$ (6)